Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Performance bonus		$ 3,000
Average inflation rate			2.48%
Administration Fees			$ 896
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Charter hire agreement commission rate	1.25%
Sale of stock percentage of ownership after transaction	1.00%
Sale of stock price per share	$ 150
Maritime Investors Corp [Member] | 2015 Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of restricted common shares granted	10,000
Maritime Investors Corp [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 390		242
Konkar Agencies [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 550		$ 1,443
Ship management services per day per vessel	$ 850
Charter hire agreement commission rate	1.25%
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel	$ 325
Initial annual base fee	$ 1,600
Head management agreement, terms and manner of settlement	In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, the Company will pay Maritime an amount equal to 2.5 times the then annual Administration Fees and an amount equal to 12 months of the then daily Ship-management Fees.
Management fees	$ 401
administrative fees	$ 2,000
While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel	$ 450